Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jul. 29, 2025	Feb. 28, 2025
Intangible Assets [Abstract]
Intangible assets		$ 19,166,000	$ 3,495,335
Impairment losses	$ 0